COMMITMENTS AND CONTINGENCIES	9 Months Ended
May 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

As of May 31, 2022, the Company was contractually committed to an equipment supplier for approximately $130,000. This payable will be due to supplier when the underlying equipment is shipped. The shipment is expected to occur by the end of September 30, 2022